CONSOLIDATED BALANCE SHEETS (USD $)	Dec. 31, 2014		Dec. 31, 2013
ASSETS
Cash and due from banks	$ 14,967,050		$ 14,363,461
Interest-earning deposits	12,318,967		8,681,426
Federal funds sold	21,780,445		61,648,938
Total cash and cash equivalents	49,066,462		84,693,825
Interest-earning time deposits	1,776,970		1,766,493
Securities available for sale	104,470,692		117,776,982
Federal Home Loan Bank stock	2,887,763		2,887,763
Federal Reserve Bank stock	1,676,700
Loans, net of allowance for loan losses of $5,561,442 and $5,590,668 at 2014 and 2013, respectively	400,904,404		372,568,962
Loans held for sale	100,000
Property and equipment, net	10,380,310		9,873,198
Goodwill	11,385,323		11,385,323
Bank-owned life insurance	14,876,960		8,497,895
Core deposit intangible	196,000		271,000
Foreclosed assets	3,887,587		5,577,481
Mortgage servicing rights	961,823		918,247
Accrued interest receivable	1,762,310		1,551,258
Other assets	3,281,496		4,276,015
Total assets	607,614,800		622,044,442
Deposits:
Noninterest-bearing	68,170,743		55,263,604
Interest-bearing	442,135,896		447,276,088
Total deposits	510,306,639		502,539,692
Federal Home Loan Bank advances	2,487,745		13,980,005
Securities sold under agreements to repurchase	11,848,266		26,766,169
Subordinated debentures	4,000,000		4,000,000
Accrued interest payable	174,480		199,764
Other liabilities	1,667,777		1,463,182
Total liabilities	530,484,907		548,948,812
Commitments and Contingent Liabilities (Note 15)
Stockholders' Equity
Preferred stock, $.10 par value, 10,000,000 shares authorized, no shares issued
Common stock, $.10 par value, 20,000,000 shares authorized, 7,007,283 shares issued and outstanding at 2014 and 2013	700,728		700,728
Additional paid-in capital	55,818,936		55,818,936
Retained earnings	20,412,898		18,268,454
Accumulated other comprehensive income (loss)	197,331	[1]	(1,692,488)	[1]
Total stockholders' equity	77,129,893		73,095,630
Total liabilities and stockholders' equity	$ 607,614,800		$ 622,044,442

[1]	All amounts are net of tax.